Share-based compensation - Changes Conditional Shares (Details)	12 Months Ended
	Dec. 31, 2020 € / shares shares	Dec. 31, 2020 $ / shares shares
EUR-denominated Conditional Awards
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Conditional shares outstanding, beginning (in shares)	682,029	682,029
Granted (in shares)	210,029	210,029
Vested (in shares)	(314,221)	(314,221)
Forfeited (in shares)	(22,743)	(22,743)
Conditional shares outstanding, ending (in shares)	555,094	555,094
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Conditional shares outstanding, beginning (in usd/eur per share) | € / shares	€ 157.48
Granted (in usd/eur per share) | € / shares	297.05
Vested (in usd/eur per share) | € / shares	173.80
Forfeited (in usd/eur per share) | € / shares	147.94
Conditional shares outstanding, ending (in usd/eur per share) | € / shares	€ 201.44
US-denominated Conditional Awards
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Conditional shares outstanding, beginning (in shares)	578,499	578,499
Granted (in shares)	181,221	181,221
Vested (in shares)	(274,637)	(274,637)
Forfeited (in shares)	(40,329)	(40,329)
Conditional shares outstanding, ending (in shares)	444,754	444,754
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Conditional shares outstanding, beginning (in usd/eur per share) | $ / shares		$ 179.22
Granted (in usd/eur per share) | $ / shares		302.75
Vested (in usd/eur per share) | $ / shares		186.08
Forfeited (in usd/eur per share) | $ / shares		179.82
Conditional shares outstanding, ending (in usd/eur per share) | $ / shares		$ 225.26